Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2012
Registrant Name	dei_EntityRegistrantName	COUNTRY MUTUAL FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001157756
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 31, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct. 31, 2012
COUNTRY Growth Fund (Prospectus Summary) | COUNTRY Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGRAX
COUNTRY Growth Fund (Prospectus Summary) | COUNTRY Growth Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CTYGX
COUNTRY Bond Fund (Prospectus Summary) | COUNTRY Bond Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CTLAX
COUNTRY Bond Fund (Prospectus Summary) | COUNTRY Bond Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CTYLX